SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of financial information by reportable segments

Year ended December 31, 2019:

	Russia	Moscow	MTS			HQ and
	Convergent	Fixed Line	Bank	Total	Other	elimination	Consolidated
Revenue
External customers	391,084	34,598	29,304	454,986	21,026	94	476,106
Intersegment	9,295	4,253	1,881	15,429	16,474	(31,903)	—
Total revenue	400,379	38,851	31,185	470,415	37,500	(31,809)	476,106
Operating profit/(loss)	102,869	17,244	3,473	123,586	3,569	(12,967)	114,188
Depreciation and amortization	(84,311)	(9,506)	(1,082)	(94,899)	(3,608)	2,228	(96,279)
Other disclosure:
Capital expenditures	76,472	9,100	2,414	87,986	3,025	—	91,011

Year ended December 31, 2018:

	Russia	Moscow	MTS			HQ and
	Convergent	Fixed Line	Bank	Total	Other	elimination	Consolidated
Revenue
External customers	385,912	34,348	11,534	431,794	19,549	123	451,466
Intersegment	6,258	4,498	538	11,294	12,780	(24,074)	—
Total revenue	392,170	38,846	12,072	443,088	32,329	(23,951)	451,466
Operating profit/(loss)	105,377	12,695	1,512	119,584	1,072	(11,635)	109,021
Depreciation and amortization	(82,457)	(10,867)	(547)	(93,871)	(3,620)	2,105	(95,386)
Other disclosure:
Capital expenditures	67,863	6,306	683	74,852	13,596	—	88,448

Year ended December 31, 2017:

	Russia	Moscow				HQ and
	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
External customers	365,846	34,350	—	400,196	17,617	105	417,918
Intersegment	5,136	4,683	—	9,819	12,786	(22,605)	—
Total revenue	370,982	39,033	—	410,015	30,403	(22,500)	417,918
Operating profit/(loss)	93,821	8,801	—	102,622	(871)	(11,510)	90,241
Depreciation and amortization	(59,942)	(10,642)	—	(70,584)	(3,481)	125	(73,940)
Other disclosure:
Capital expenditures	65,790	7,403	—	73,193	2,392	—	75,585

Schedule of financial information by geographic areas

Revenue	2019	2018	2017
Russia	464,916	440,899	405,365
Other	11,190	10,567	12,553
Total revenue	476,106	451,466	417,918

	December 31,
Non-current assets(1)	2019	2018
Russia	373,803	357,361
Other	10,080	54,151
Total non-current assets:	383,883	411,512
(1)	Comprises property, plant and equipment, goodwill and other intangible assets.

Schedule of disaggregation of revenue

Year ended	Russia	Moscow				HQ and
December 31, 2019:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	308,847	1,938	—	310,785	6,668	94	317,547
Fixed line services	23,085	32,543	—	55,628	376	—	56,004
Finance services	—	—	29,304	29,304	—	—	29,304
Integration services	1,475	—	—	1,475	2,508	—	3,983
Sales of goods	57,677	117	—	57,794	9,999	—	67,793
Other services	—	—	—	—	1,475	—	1,475
External Customers	391,084	34,598	29,304	454,986	21,026	94	476,106
Intersegment	9,295	4,253	1,881	15,429	16,474	(31,903)	—
Total revenue	400,379	38,851	31,185	470,415	37,500	(31,809)	476,106
Thereof:
Recognised over time	333,407	34,481	21,996	389,884	11,027	94	401,005
Recognised at point of time	57,677	117	7,308	65,102	9,999	—	75,101
	391,084	34,598	29,304	454,986	21,026	94	476,106

Year ended	Russia	Moscow				HQ and
December 31, 2018:	Convergent	Fixed Line	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	304,049	1,487	—	305,536	6,662	123	312,321
Fixed line services	22,939	32,739	—	55,678	377	—	56,055
Finance services	—	—	11,534	11,534	—	—	11,534
Integration services	444	5	—	449	1,089	—	1,538
Sales of goods	58,480	117	—	58,597	10,172	—	68,769
Other services	—	—	—	—	1,249	—	1,249
External Customers	385,912	34,348	11,534	431,794	19,549	123	451,466
Intersegment	6,258	4,498	538	11,294	12,780	(24,074)	—
Total revenue	392,170	38,846	12,072	443,088	32,329	(23,951)	451,466
Thereof:
Recognised over time	327,432	34,231	8,264	369,927	9,378	123	379,428
Recognised at point of time	58,480	117	3,270	61,867	10,172	—	72,039
	385,912	34,348	11,534	431,794	19,550	123	451,466

Year ended	Russia	Moscow			HQ and
December 31, 2017:	Convergent	Fixed Line	Total	Other	elimination	Consolidated
Revenue
Mobile services	297,273	798	298,071	10,236	105	308,412
Fixed line services	22,358	33,453	55,811	353	—	56,164
Integration services	191	—	191	1,062	—	1,253
Sales of goods	46,024	99	46,123	5,966	—	52,089
Other services	—	—	—	—	—	—
External Customers	365,846	34,350	400,196	17,617	105	417,918
Intersegment	5,136	4,683	9,819	12,786	(22,605)	—
Total revenue	370,982	39,033	410,015	30,403	(22,500)	417,918
Thereof:
Recognised over time	319,822	34,251	354,073	11,651	105	365,829
Recognised at point of time	46,024	99	46,123	5,966	—	52,089
	365,846	34,350	400,196	17,617	105	417,918